FINANCIAL INSTRUMENTS - Interest rate risk (Details) - Variable rate - Interest rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments
Sensitivity analysis, assumed increase in interest rate (as a percent)	5.00%	5.00%
Increase in profit if variable interest rates had been higher by 5%	$ 74	$ 293
Sensitivity analysis, assumed decrease in interest rate (as a percent)	5.00%	5.00%